SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
ACCOUNTING PRINCIPLES
The financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America. The following is a description of Honeywell’s significant accounting policies.
PRINCIPLES OF CONSOLIDATION
The Consolidated Financial Statements include the accounts of Honeywell International Inc. and all of its subsidiaries and entities in which a controlling interest is maintained. The Company's consolidation policy requires equity investments that the Company exercises significant influence over, but does not control the investee and are not the primary beneficiary of the investee’s activities, to be accounted for using the equity method. Investments through which the Company is not able to exercise significant influence over the investee and which the Company does not have readily determinable fair values are accounted for under the cost method. All intercompany transactions and balances are eliminated in consolidation.
RECLASSIFICATIONS
Certain prior year amounts are reclassified to conform to the current year presentation.
Historically, the Company included Company-sponsored costs and costs that relate to contracts with customers for research and development projects as a component of Cost of products and services sold on the Consolidated Statement of Operations. Effective January 1, 2023, the Company began classifying Company-sponsored costs for research and development projects as a separate financial statement line item, titled Research and development expenses, on the Consolidated Statement of Operations and recast prior period results for this reclassification. This reclassification had no impact on the Company's net income, earnings per share, cash flows, segment reporting, or financial position. The Company revised historical periods to reflect this change in presentation.
RECENT ACCOUNTING PRONOUNCEMENTS
The Company considers the applicability and impact of all Accounting Standards Updates (ASUs) issued by the Financial Accounting Standards Board (FASB). ASUs not listed below were assessed and determined to be either not applicable or are expected to have minimal impact on the Company's Consolidated Statement of Operations, Balance Sheet, and Cash Flows (Consolidated Financial Statements).
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Taxes Disclosures, which requires greater disaggregation of income tax disclosures. The new standard requires additional information to be disclosed with respect to the income tax rate reconciliation and income taxes paid disaggregated by jurisdiction. This ASU should be applied prospectively for fiscal years beginning after December 15, 2024, with retrospective application permitted. The Company is currently evaluating the impacts of this guidance on the Company’s Consolidated Financial Statements.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires companies to enhance the disclosures about segment expenses. The new standard requires the disclosure of the Company’s Chief Operating Decision Maker (CODM), expanded incremental line-item disclosures of significant segment expenses used by the CODM for decision-making, and the inclusion of previous annual only segment disclosure requirements on a quarterly basis. This ASU should be applied retrospectively for fiscal years beginning after December 15, 2023, and early adoption is permitted. The Company is currently evaluating the impacts of this guidance on the Company’s Consolidated Financial Statements.
In September 2022, the FASB issued ASU 2022-04, Liabilities—Supplier Finance Programs (Topic 405): Disclosure of Supplier Finance Program Obligations, to enhance the transparency of supplier finance programs. The new standard requires annual disclosure of the key terms of the program, a description of where in the financial statements amounts outstanding under the program are presented, a rollforward of such amounts, and interim disclosure of amounts outstanding as of the end of each period. The guidance does not affect recognition, measurement, or financial statement presentation of supplier finance programs. The ASU is effective on January 1, 2023, except for the rollforward, which is effective on January 1, 2024. The Company adopted this guidance on January 1, 2023, with the exception of the rollforward that is effective on January 1, 2024. The adoption of this standard does not have a material impact on the Company’s Consolidated Financial Statements.
In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which requires contract assets and contract liabilities acquired in a business combination to be recognized and measured by the acquirer on the acquisition date in accordance with ASC 606, Revenue from Contracts with Customers. This ASU should be applied prospectively to acquisitions occurring on or after the effective date of December 15, 2022, and early adoption was permitted. The Company adopted this guidance on January 1, 2022. The adoption of this standard does not have a material impact on the Company’s Consolidated Financial Statements.
In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional expedients and exceptions for applying generally accepted accounting principles to contracts, hedging relationships, and other transactions affected by the transition away from reference rates expected to be discontinued to alternative reference rates. In January 2021, the FASB issued ASU 2021-01, Reference Rate Reform (Topic 848): Scope, to expand the scope of this guidance to include derivatives. The guidance was effective upon issuance and may be applied prospectively to contract modifications made and hedging relationships entered into on or before December 31, 2022. In December 2022, the FASB issued ASU 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848, which extends the period of time entities can utilize the reference rate reform relief guidance under ASU 2020-04 from December 31, 2022, to December 31, 2024. The Company will apply the guidance to impacted transactions during the transition period. The adoption of this standard does not have a material impact on the Company’s Consolidated Financial Statements.
RESEARCH AND DEVELOPMENT
Research and development costs for projects are expensed as incurred, unless these costs relate to contracts with customers where the Company receives reimbursements. Amounts expensed as incurred for Company-sponsored research and development projects are included in Research and development expenses and were $1,456 million, $1,478 million, and $1,333 million for the years ended December 31, 2023, 2022, and 2021, respectively. Costs related to contracts with customers for customer-sponsored research and development projects are included as a contract cost and included in Cost of products and services sold when revenue from such contracts is recognized, consistent with the Company's sales recognition policies. This revenue was $1,303 million, $1,336 million, and $1,284 million for the years ended December 31, 2023, 2022, and 2021, respectively.
CASH AND CASH EQUIVALENTS
Cash and cash equivalents include cash on hand and highly liquid investments having an original maturity of three months or less.
INVENTORIES
Inventories are stated at the lower of cost or net realizable value, with cost determined on a first-in, first-out basis. Carrying value adjustments for inventory obsolescence is equal to the difference between the cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation.
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment are recorded at cost, including any asset retirement obligations, less accumulated depreciation. For financial reporting, the straight-line method of depreciation is used over the estimated useful lives of 10 to 50 years for buildings and improvements and 3 to 16 years for machinery and equipment. Recognition of the fair value of obligations associated with the retirement of tangible long-lived assets is required when there is a legal obligation to incur such costs. Upon initial recognition of a liability, the cost is capitalized as part of the related long-lived asset and depreciated over the corresponding asset’s useful life.
GOODWILL AND INDEFINITE-LIVED INTANGIBLE ASSETS
Goodwill and indefinite-lived intangible assets are subject to impairment testing annually as of the first day of the fourth quarter, or if a triggering event occurs or changes in circumstances indicate that the carrying amount may not be fully recoverable. This testing compares carrying values to fair values and, when appropriate, the carrying value of these assets is reduced to fair value, not to exceed the carrying value of goodwill. The Company completed its annual goodwill impairment test as of the first day of the fourth quarter and determined there was no impairment as of that date. The Company is not aware of any additional triggering events.
Prior to 2022, the Company performed its annual goodwill and intangible asset impairment test as of the last day of the first quarter. In 2022, the Company changed the date of its annual goodwill and intangible asset impairment assessment to the first day of the fourth quarter. The Company believes this change does not represent a material change in method of applying an accounting principle. This change has been applied prospectively as of the date of the change, as retrospective application is deemed impracticable due to the inability to objectively determine the assumptions used in earlier periods without the benefit of hindsight. This voluntary change is preferable under the circumstances as it results in better alignment with the timing of the Company’s forecasting process and reduces the time period between the assessment date and annual financial statements. This change in accounting principle does not delay, accelerate, or avoid an impairment of goodwill. In 2022, due to this change, the Company performed annual goodwill and intangible asset impairment tests as of the last day of the first quarter and the first day of the fourth quarter.
DEFINITE-LIVED INTANGIBLE ASSETS
Other intangible assets with definite lives consist of customer relationships, patents and technology, trademarks, and other intangibles and are amortized over their estimated useful lives, ranging from 2 to 20 years.
CAPITALIZED SOFTWARE
The Company capitalizes costs of software developed or obtained for internal use during the application development stage of a project and amortizes those costs using the straight-line method over the expected useful life of the software, not to exceed 7 years. Costs incurred during the preliminary and post-implementation stages are expensed as incurred. Development costs for software held for sale are capitalized once a project has reached the point of technological feasibility. Completed projects are amortized after reaching the point of general availability using the straight-line method based on the expected useful life, not to exceed 7 years. At each balance sheet date, or earlier if an indicator of an impairment exists, the Company evaluates the recoverability of unamortized capitalized software costs based on estimated future undiscounted revenues net of estimated related costs over the remaining amortization period. Capitalized software held for internal use and held for sale is included in Other assets in the Consolidated Balance Sheet.
FOREIGN CURRENCY TRANSLATION
Assets and liabilities of subsidiaries operating outside the United States with a functional currency other than the U.S. Dollar are translated into U.S. Dollars using year-end exchange rates. Sales, costs, and expenses are translated at the average exchange rates in effect during the year. Foreign currency translation gains and losses are included as a component of Accumulated other comprehensive income (loss). For subsidiaries operating in highly inflationary environments, inventories and property, plant and equipment, including related expenses, are remeasured at the exchange rate in effect on the date the assets were acquired, while monetary assets and liabilities are remeasured at year-end exchange rates. Remeasurement adjustments for these subsidiaries are included in earnings.
DERIVATIVE FINANCIAL INSTRUMENTS
All derivative financial instruments are recorded on the balance sheet as assets or liabilities and measured at fair value. For derivatives designated as hedges of the fair value of assets or liabilities, the changes in fair values of both the derivatives and the hedged items are recorded in current earnings. For derivatives designated as cash flow hedges, the changes in fair value of the derivatives are recorded in Accumulated other comprehensive income (loss) and subsequently recognized in earnings when the hedged items impact earnings.
Derivative financial instruments designated as hedges must be designated and effective as a hedge of the identified risk exposure at the inception of the contract. Changes in fair value of the derivative contract must be highly correlated with changes in fair value of the underlying hedged item at inception and over the life of the hedge contract. Cash flows of such derivative financial instruments are classified consistent with the underlying hedged item. The Company elected to exclude the time value of the derivatives (i.e., the forward points) from the assessment of hedge effectiveness and to recognize the initial value of the excluded component in earnings using the amortization approach. For derivative instruments that are designated and qualify as a net investment hedge, the gain or loss is reported as a component of Other comprehensive income (loss) and recorded in Accumulated other comprehensive income (loss). The gain or loss will be subsequently reclassified into earnings when the hedged net investment is either sold or substantially liquidated.
LEASES
At the inception of a contract, the Company assesses whether the contract is, or contains, a lease. The assessment is based on (i) whether the contract involves the use of a distinct identified asset, (ii) whether the Company obtains the right to substantially all the economic benefit from the use of the asset throughout the period, and (iii) whether the Company has the right to direct the use of the asset.
All significant lease arrangements are generally recognized at lease commencement. Operating lease right-of-use (ROU) assets and lease liabilities are recognized at commencement. A ROU asset and corresponding lease liability are not recorded for leases with an initial term of 12 months or less (short-term leases); however, lease expense for these leases is recognized as incurred over the lease term.
ROU assets represent the Company's right to use an underlying asset during the reasonably certain lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. The Company's lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option.
Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. Lease payments may be fixed or variable, however, only fixed payments or in-substance fixed payments are included in determining the lease liability. Variable lease payments are recognized in operating expenses in the period in which the obligation for those payments are incurred. The operating lease ROU asset also includes any lease payments related to initial direct costs and prepayments and excludes lease incentives. Lease expense is recognized on a straight-line basis over the lease term. The Company has lease agreements with lease and non-lease components, which are generally accounted for separately.
The Company primarily uses its incremental borrowing rate, which is based on the information available at the lease commencement date, in determining the present value of the lease payments. In determining the borrowing rate, the Company considers the lease term, secured incremental borrowing rate, and for leases denominated in a currency different than the U.S. dollar, the collateralized borrowing rate in the foreign currency using the U.S. dollar and foreign currency swap spread, when available.
PENSION BENEFITS
The Company presents net periodic pension costs by disaggregating the service cost component of such costs and reports those costs in the same line item or items in the Consolidated Statement of Operations as other compensation costs arising from services rendered by the pertinent employees during the period. The other non-service components of such costs are required to be presented separately from the service cost component.
The Company records the service cost component of Pension ongoing (income) expense in Cost of products and services sold, Research and development expenses, and Selling, general and administrative expenses. The remaining components of costs within Pension ongoing (income) expense, primarily interest costs and assumed return on plan assets, are recorded in Other (income) expense. The Company recognizes net actuarial gains or losses in excess of 10% of the greater of the fair value of plan assets or the plan's projected benefit obligation (the corridor) annually in the fourth quarter each year (MTM Adjustment). The MTM Adjustment is also reported in Other (income) expense.
SUPPLY CHAIN FINANCING
The Company maintains agreements with third-party financial institutions that offer voluntary supply chain financing (SCF) programs to suppliers. The SCF programs enable suppliers, at their sole discretion, to sell their receivables to third-party financial institutions in order to receive payment on receivables earlier than the negotiated commercial terms between suppliers and the Company. Supplier sale of receivables to third-party financial institutions is on terms negotiated between the supplier and the respective third-party financial institution. The Company agrees on commercial terms for the goods and services procured from suppliers, including prices, quantities, and payment terms, which normally range between 60 and 120 days, regardless of whether the supplier elects to participate in the SCF programs. A suppliers’ voluntary participation in the SCF programs has no bearing on the Company's payment terms and the Company has no economic interest in a supplier’s decision to participate in the SCF programs. The Company agrees to pay participating third-party financial institutions the stated amounts of confirmed invoices from suppliers on the original maturity dates of the invoices.
Amounts outstanding related to SCF programs are included in Accounts payable in the Consolidated Balance Sheet. Accounts payable included approximately $1,112 million and $992 million as of December 31, 2023, and 2022, respectively. The impact of these programs is not material to the Company's overall liquidity.
SALES RECOGNITION
Product and service sales are recognized when or as the Company transfers control of the promised products or services to its customers. Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring goods or providing services. Service sales, principally representing repair, maintenance, and engineering activities, are recognized over the contractual period or as services are rendered. Sales under long-term contracts with performance obligations satisfied over time are recognized using either an input or output method. The Company recognizes revenue over time as the Company performs on these contracts because of the continuous transfer of control to the customer. With control transferring over time, revenue is recognized based on the extent of progress towards completion of the performance obligation. The Company generally uses the cost-to-cost input method of progress for contracts because it best depicts the transfer of control to the customer that occurs as the Company incurs costs. Under the cost-to-cost input method, the extent of progress towards completion is measured based on the proportion of costs incurred to date to the total estimated costs at completion of the performance obligation. The Company reviews its cost estimates on significant contracts on a periodic basis, or when circumstances change and warrant a modification to a previous estimate. Cost estimates are largely based on negotiated or estimated purchase contract terms, historical performance trends, and other economic projections. Significant factors that influence these estimates include inflationary trends, technical and schedule risks, internal and subcontractor performance trends, business volume assumptions, asset utilization, and anticipated labor agreements. Provisions for anticipated losses on long-term contracts are recorded in full when such losses become evident, to the extent required.
The customer funding for costs incurred for nonrecurring engineering and development activities of the Company's products under agreements with commercial customers is deferred and subsequently recognized as revenue as products are delivered to the customers. Additionally, expenses incurred, up to the customer agreed funded amount, are deferred as an asset and recognized as cost of sales when products are delivered to the customer. The deferred customer funding and costs result in recognition of deferred costs (asset) and deferred revenue (liability) within Other assets and Accrued liabilities, respectively, in the Consolidated Balance Sheet. Deferred contract fulfillment costs were approximately $1.2 billion and $1.3 billion as of December 31, 2023, and 2022, respectively. The amounts recognized as Cost of products and services sold were approximately $0.1 billion for the year ended December 31, 2023, and $0.2 billion and $0.1 billion for 2022 and 2021, respectively.
Revenues for the Company's mechanical service programs are recognized as performance obligations that are satisfied over time, with recognition reflecting a series of distinct services using the output method.
The terms of a contract or the historical business practice can give rise to variable consideration due to, but not limited to, cash-based incentives, rebates, performance awards, or credits. The Company estimates variable consideration at the most likely amount the Company will receive from customers. The Company includes estimated amounts in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized for such transaction will not occur, or when the uncertainty associated with the variable consideration is resolved. The Company's estimates of variable consideration and determination of whether to include estimated amounts in the transaction price are based largely on an assessment of the Company's anticipated performance and all information (historical, current and forecasted) that is reasonably available to the Company.
STOCK-BASED COMPENSATION PLANS
The principal awards issued under the Company's stock-based compensation plans, which are described in Note 15 Stock-Based Compensation Plans, are non-qualified stock options and restricted stock units. The cost for such awards is measured at the grant date based on the fair value of the award. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods (generally the vesting period of the equity award) and is included in Selling, general and administrative expenses. Forfeitures are estimated at the time of grant to recognize expense for those awards expected to vest and are based on the Company's historical forfeiture rates.
INCOME TAXES
Significant judgment is required in evaluating tax positions. The Company establishes reserves for income taxes when, despite the belief that tax positions are fully supportable, certain positions remain that do not meet the minimum recognition threshold. The approach for evaluating certain and uncertain tax positions is defined by the authoritative guidance which determines when a tax position is more likely than not to be sustained upon examination by the applicable taxing authority. In the normal course of business, the Company and its subsidiaries are examined by various federal, state, and foreign tax authorities. The Company regularly assesses the potential outcomes of these examinations and any future examinations for the current or prior years in determining the adequacy of the Company's provision for income taxes. The Company continually assesses the likelihood and amount of potential adjustments and adjusts the income tax provision, the current tax liability, and deferred taxes in the period in which the facts that give rise to a change in estimate become known. See Note 5 Income Taxes for additional information.
EARNINGS PER SHARE
Basic earnings per share is based on the weighted average number of common shares outstanding. Diluted earnings per share is based on the weighted average number of common shares outstanding and all dilutive potential common shares outstanding.
ENVIRONMENTAL
The Company accrues costs related to environmental matters when it is probable that it has incurred a liability related to a contaminated site and the amount can be reasonably estimated. See Note 19 Commitments and Contingencies for additional information.
REIMBURSEMENT RECEIVABLES
In conjunction with the Resideo Technologies, Inc. (Resideo) spin-off, the Company entered into a reimbursement agreement under which Honeywell receives cash payments as reimbursement primarily related to net spending for environmental matters at certain sites as defined in the reimbursement agreement. Accordingly, the Company recorded receivables based on estimates of the underlying reimbursable Honeywell environmental spend, and the Company monitors the recoverability of such receivables, which are subject to the terms of applicable credit agreements and general ability to pay.
ASBESTOS-RELATED LIABILITIES AND INSURANCE RECOVERIES
The Company recognizes a liability for any asbestos-related contingency that is probable of occurrence and reasonably estimable. In connection with the recognition of liabilities for asbestos-related matters, the Company records asbestos-related insurance recoveries that are deemed probable. See Note 19 Commitments and Contingencies for additional information.